Bank Debt (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Bank Debt (Textual)
Bank debt carrying value	$ 25,000		$ 25,000	$ 77,037
Weighted average interest rate on bank debt	8.20%		8.20%	7.85%
Interest expense associated with bank debt	11,742	26,217	185,479	45,678
Installment Notes [Member]
Bank Debt (Textual)
Number of installment notes	2		2
Notes payable monthly principal and interest	533		533
Interest rate	9.05%		9.05%
Percentage of notes secured by vehicles	0.00%		0.00%
Maturity period of debt	Maturing July 2016		July 2016
Line of Credit [Member]
Bank Debt (Textual)
Maturity period of debt	Maturing between July 2013 and February 2020		Maturing between July 2013 and February 2020
Number of lines of credit	5		5
Interest rate on lines of credit, minimum	5.50%		5.50%
Interest rate on lines of credit, maximum	9.75%		9.75%
Line of Credit [Member] | Minimum [Member]
Bank Debt (Textual)
Notes payable monthly principal and interest	0		0
Line of Credit [Member] | Maximum [Member]
Bank Debt (Textual)
Notes payable monthly principal and interest	$ 13,166		$ 13,166